New Accounting Standards	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes in Accounting Estimates and Errors [Abstract]
New Accounting Standards	New Accounting Standards
New standards and interpretations not yet adopted
The Company has not yet adopted certain standards, interpretations to existing standards and amendments which have been issued but have an effective date of later than December 31, 2021. Many of these updates are not expected to have any significant impact on the Company and are therefore not discussed herein.
Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)
The IASB has published Classification of Liabilities as Current or Non-Current (Amendments to IAS 1) which clarifies the guidance on whether a liability should be classified as either current or non-current.
The amendments:
–clarify that the classification of liabilities as current or non-current should only be based on rights that are in place "at the end of the reporting period";
–clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and
–make clear that settlement includes transfers to the counterparty of cash, equity instruments, other assets or services that result in extinguishment of the liability.
These amendments are effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The extent of the impact of adoption of these amendments has not yet been determined.